PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid service fees	$ 1,095	$ 873
Prepaid rental expense for short-term lease (1)	163	409
Staff advances	278	237
Prepayment for inventories and others	582	182
Receivables from the disposal of subsidiaries and investment (2)	1,847	2,030
Receivables from third party payment platform	49	239
Others	515	479
Prepaid expenses and other current assets, gross	4,529	4,449
Less: allowance for doubtful accounts	(1,847)	(2,044)
Prepaid expenses and other current assets, Total	2,682	2,405
Receivable from principle shareholder	$ 1,847	$ 1,909
Percentage of valuation allowance for doubtful accounts	100.00%	100.00%